DECHERT                                                      1775 | Street, N.W.
    LLP                                                Washington, DC 20006-2401
                                                            +1 202 261 3300 Main
                                                             +1 202 261 3333 Fax
                                                                www.deschert.com
                                                    ----------------------------

                                                                JULIEN BOURGEOIS

                                                    julien.bourgeois@dechert.com
                                                          +1 202 261 3451 Direct
                                                             +1 202 261 3151 Fax




May 29, 2008

VIA EDGAR

Filing Desk
Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

Re:   SBL Fund ("Company")
      File No. 811-02753

Ladies and Gentlemen:

Pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, attached for filing via the EDGAR system is a preliminary proxy statement, form of proxy, and other soliciting material ("Proxy Materials") for a Special Meeting of Shareholders ("Meeting") of Series Z (Alpha Opportunity Series) (the "Series") to be held on August 5, 2008.

The Meeting is being held for the purpose of asking shareholders to: vote on (1) an amended investment advisory agreement between the Security Investors, LLC (the "Investment Manager") and the Company, on behalf of the Series, and (2) a new sub-advisory agreement between the Investment Manager and Security Global Investors, LLC ("SGI") pursuant to which SGI will be appointed as an additional investment sub-adviser to the Series.

No fee is required in connection with this filing. Definitive copies of the Proxy Materials will be mailed starting on or about June 16, 2008. Should you have any questions or comments, please contact the undersigned at 202.261.3451.

Sincerely,

/s/ Julien Bourgeois
--------------------

Julien Bourgeois
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